Share-based payments - Movements during the year - Share options (Details) - Stock Option Plan	11 Months Ended	12 Months Ended
	Dec. 06, 2016 USD ($) Options	Dec. 31, 2017 USD ($) Options Y	Dec. 31, 2016 USD ($) Options Y	Dec. 31, 2015 USD ($) Options Y	Sep. 07, 2017 USD ($)	May 22, 2017 USD ($)	Apr. 05, 2017 USD ($)	Nov. 18, 2016 USD ($)	Sep. 12, 2016 USD ($)	May 25, 2016 USD ($)	Sep. 11, 2015 USD ($)	May 20, 2015 USD ($)	Feb. 24, 2015 USD ($)
Share-based payments
Outstanding at beginning of period | Options	100,295,578	72,482,764	100,295,578	116,362,727
Granted during the period | Options		6,071,477	2,076,652	5,656,526
Forfeited and expired during the period | Options		(3,842,461)	(6,430,431)	(8,792,890)
Exercised during the period | Options		(21,830,502)	(23,459,035)	(12,930,785)
Outstanding at end of period | Options		52,881,278	72,482,764	100,295,578
Exercisable at end of period | Options		39,511,002	50,708,535	51,319,799
Outstanding at beginning of period, WAEP	$ 0.82	$ 0.82	$ 0.82	$ 0.84
Granted during the period, WAEP		1.14	0.92	1.02
Forfeited and expired during the period. WAEP		1.33	1.16	1.37
Exercised during the period, WAEP		0.78	0.75	0.67
Outstanding at end of period, WAEP		0.83	0.82	0.82
Exercisable at end of period, WAEP		$ 0.78	$ 0.77	$ 0.80
Weighted average remaining contractual life | Y		5.21	5.29	6.04
Weighted average closing price prior to exercise	$ 1.44		$ 1.24	$ 1.07
Fair value at grant date					$ 0.40	$ 0.42	$ 0.56	$ 0.52	$ 0.42	$ 0.36	$ 0.54	$ 0.44	$ 0.36
Dividend yield (%)		0.00%	0.00%	0.00%
Expected volatility		42.80%	44.80%	46.13%
Risk-free interest rate		1.84%	1.39%	1.61%
Expected life of share options | Y		6	6	6
Minimum
Share-based payments
Exercise prices for shares outstanding		$ 0.23	$ 0.23	$ 0.23
Maximum
Share-based payments
Exercise prices for shares outstanding		$ 1.38	$ 1.48	$ 1.52